Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 136,967,379	$ 112,775,678	$ 114,549,279
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	28,612,080	26,367,517	22,835,469
Impairment loss	0	0	13,832,716
Amortization and write off of deferred charges	474,582	538,789	475,511
Net gain on sale of vessels	(19,429,726)	(5,692,653)	(5,158,370)
Amortization of fair value of below market time charters acquired	(2,626,130)	(4,954,176)	(11,368,879)
Gain on time charter agreements termination	0	0	(15,984,253)
Share-based compensation	1,959,564	1,519,933	1,083,414
Change in fair value of derivatives	385,028	(609,209)	4,036,107
(Increase) / decrease in:
Trade accounts receivable	(5,872,800)	(2,513,137)	(1,464,979)
Prepaid expenses	203,911	(835,198)	(152,627)
Other receivables	(639,182)	1,500,143	3,239,195
Inventories	165,970	(652,798)	178,138
Due from related company	(1,266,246)	0	32,146
Increase / (decrease) in:
Due to related company	159,417	363,365	1,298,941
Trade accounts payable	(395,089)	779,251	(1,079,404)
Accrued expenses	5,036,266	2,616,667	109,232
Deferred revenues	(2,601,539)	(3,038,282)	3,545,489
Net cash provided by operating activities	141,133,485	128,165,890	130,007,125
Cash flows from investing activities:
Cash paid for vessels under construction	(74,450,202)	(173,719,072)	(111,475,509)
Cash paid for vessel acquisitions including attached time charter agreements and vessel improvements	(2,601,808)	(5,201,697)	(817,740)
Net proceeds from sale of vessels	61,851,722	10,146,400	10,100,598
Net cash used in investing activities	(15,200,288)	(168,774,369)	(102,192,651)
Cash flows from financing activities:
Cash paid for share repurchase	(2,122,174)	(1,065,750)	(3,145,435)
Dividends paid	(18,956,612)	(16,839,457)	(13,982,351)
Offering expenses paid		0	(102,896)
Loan arrangement fees paid	(429,000)	(1,398,700)	(731,000)
Proceeds from long-term debt	52,000,000	114,400,000	92,000,000
Repayment of long-term debt	(40,638,117)	(38,137,585)	(68,975,000)
Cash retained by Euroholdings Ltd at spin-off	(13,129,541)	0
Net cash provided by / (used in) financing activities	(23,275,444)	56,958,508	5,063,318
Net increase in cash, cash equivalents and restricted cash	102,657,753	16,350,029	32,877,792
Cash, cash equivalents and restricted cash at beginning of year	80,666,327	64,316,298	31,438,506
Cash, cash equivalents and restricted cash at end of year	183,324,080	80,666,327	64,316,298
Cash breakdown
Cash and cash equivalents	176,460,053	73,739,504	58,613,304
Restricted cash, current	564,027	926,823	2,994
Restricted cash, long term	6,300,000	6,000,000	5,700,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	183,324,080	80,666,327	64,316,298
Cash paid for interest, net of capitalized expenses	13,621,717	9,967,322	5,788,025
Financing, and investing activities fees:
Capital expenditures for vessels under construction, vessel acquisitions and vessel improvements included in liabilities	207,328	1,147,540	2,371,700
Dividends declared but not paid	$ 143,510	$ 121,030	$ 105,250